Related party balances and transactions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 247,328	$ 1,279
Beijing Runmei Advertising Co L T D [Member]
Related Party Transaction [Line Items]
Total	247,328
C Rservices [Member]
Related Party Transaction [Line Items]
Total		$ 1,279